UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue	New York, NY 10170
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  646.307.4181

Date of fiscal year end:   04/30/2013

Date of reporting period: 01/31/2013

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

360 Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

	Shares	Fair Value

COMMON STOCK - (75.67%)

ADVERTISING (9.55%)
Acorn International, Inc. - ADR *	6,000	$15,480
AirMedia Group, Inc. - ADR *	5,000	11,700
ChinaNet Online Holdings, Inc. *	81,000	68,850
		96,030
AGRICULTURE (1.72%)
Asia Green Agriculture Corp. * F	57,610	17,283
Southern China Livestock, Inc. * F Δ	30,000	-
		17,283

BUILDING MATERIALS (6.09%)
China Infrastructure Construction Corp. * F	100,000	-
China Wood, Inc. * F	24,500	61,250
		61,250

CHEMICALS (0.23%)
Changda International Holdings, Inc. *	54,133	2,274

COAL (4.73%)
L & L Energy, Inc. *	27,500	47,575

COMMERCIAL SERVICES (0.12%)
China Redstone Group, Inc. *	110,200	1,212

COMPUTERS (13.17%)
Dell, Inc.	10,000	132,400

DIVERSIFIED FINANCIAL SERVICES (4.42%)
Noah Holdings Ltd. - ADR	7,000	44,450

ENERGY - ALTERNATE SOURCES (2.06%)
ReneSola Ltd. - ADR *	10,000	20,700

FOOD & BEVERAGE (7.80%)
Emerald Dairy, Inc. * F	25,000	2,300
Oriental Dragon Corp. * F Δ	50,000	75,000
Yanglin Soybean, Inc. *	79,300	1,190
		78,490
FOREST PRODUCTS & PAPER (3.40%)
Orient Paper, Inc.	15,000	34,200

360 Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

	Shares	Fair Value

COMMON STOCK - (75.67%) (continued)

INTERNET (4.44%)
Linktone Ltd. - ADR *	15,000	$40,350
Moqizone Holding Corp. * F	21,615	4,323
		44,673
OIL & GAS (3.46%)
CNOOC Ltd. - ADR	100	20,533
Longwei Petroleum Investment Holding Ltd. * F	18,000	-
PetroChina Co. Ltd. - ADR	100	14,220
		34,753
SEMICONDUCTORS (3.17%)
RDA Microelectronics, Inc. - ADR	2,703	31,841

SOFTWARE (4.62%)
Shanda Games Ltd. - ADR	15,000	46,500

TELECOMMUNICATIONS (6.69%)
China Telecom Corp. Ltd. - ADR	500	27,325
China Unicom Hong Kong Ltd. - ADR	2,500	39,975
		67,300

TOTAL COMMON STOCK (Cost $1,571,183)		760,931

PREFERRED STOCK - (8.23%)

BUILDING MATERIALS (7.46%)
China Wood, Inc. * F	30,000	75,000

FOOD & BEVERAGE (0.00%)
China Nutrifruit Group Ltd. * F	100,000	-

INTERNET (0.77%)
Moqizone Holding Corp. * F	38,888	7,778

TOTAL PREFERRED STOCK (Cost $520,000)		82,778

360 Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

	Expiration Date -
	Exercise Price	Warrants	Fair Value

WARRANTS - (0.00%)

American Lorain Corp. A *	05/02/15 - $3.00	14,000	$-
American Lorain Corp. B *	11/20/13 - $3.00	4,000	-
Asia Green Agriculture Corp.* F	08/20/13 - $3.78	3,997	-
China Infrastructure Construction Corp. * F	03/05/13 - $6.00	50,000	-
China Nutrifruit Group Ltd. * F	10/08/13 - $3.30	25,000	-
China Redstone Group, Inc. *	02/23/14 - $4.10	25,000	-
China Wood, Inc. * F	09/01/15 - $4.80	15,000	-
ChinaNet Online Holdings, Inc. B *	08/20/14 - $3.75	20,000	-
HQ Sustainable Maritime Industries, Inc. * F	08/13/15 - $4.5156	10,000	-
L & L Energy, Inc. *	11/06/14 - $5.62	12,000	-
Oriental Dragon Corp. * F Δ	10/22/14 - $6.00	25,000	-
Rodobo International, Inc. *	06/17/15 - $3.50	18,500	-
SinoCoking Coal and Coke Chemical Industries, Inc. *	03/10/15 - $12.00	12,500	-
SinoHub, Inc. B *	09/10/13 - $3.00	50,000	-
Southern China Livestock, Inc. * F Δ	03/28/14 - $5.50	15,000	-
TOTAL WARRANTS (Cost $0)			-

SHORT TERM INVESTMENTS - (7.25%)		Shares	Fair Value
Federated Prime Cash Obligations Fund - Institutional Shares, 0.09% ** (Cost $72,861)		72,861	72,861

TOTAL INVESTMENTS (Cost $2,164,044) - 99.15%			$916,570
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 8.85%			89,000
NET ASSETS - 100%			$1,005,570

*	Non-income producing security.
**	Rate shown represents the rate at January 31, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.
F
This security was valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at January 31, 2013 is $242,934 which represents 24.16% of total net assets. These securities are classified as either level 2 or level 3 of the fair value hierarchy. For details relating to each fair valued security, please see Note 1.

Δ	No longer restricted from sale, but not publicly traded as of January 31, 2013.

The accompanying notes are an integral part of these financial statements.

360 Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

360 Funds (formerly known as the Parr Family of Funds), (the “Trust”), was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The sole series of shares of the Trust is The USX China Fund (the “Fund”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is long term growth of capital. The Fund’s investment adviser is Matrix 360 Adviser, LLC (the “Adviser”).

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation - Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by an independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2. Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. In addition, for securities that are halted for several days, pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser will determine an adjustment to the price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to; the general market conditions in the Chinese reverse merger stock market and the overall financial market; disclosures related to the company’s auditors; the status of the company’s 8k, 10k, and other filings with the SEC and NASDAQ; participation by the company, CFO, investment banker, trader and research analysts in conferences, road shows, conference calls and 1-on-1 telephone calls or in-person meetings; channel checks and/or visitation to prove-up real business operations; comments from money managers, investment banks and research analysts; and, review of the Bloomberg Chinese Reverse Mergers Index (CHINARTO:IND). Consistent with the foregoing, the Trustees have adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information. These guidelines are implemented by the Fund’s Fair Value Committee, and the Adviser, subject to review by the Fair Value Committee, reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security. Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund’s Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. The differences could be material. As of January 31, 2013, eighteen (18) securities were fair valued as determined by the Board of Trustees.

360 Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

Restricted Securities - The Fund may invest in restricted securities and warrants (“Restricted Securities”) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China. The Fund held no restricted securities at January 31, 2013.

The Adviser, subject to the oversight of the Fair Value Committee, determines the fair value price of Restricted Securities on a daily basis using, among other things, factors and criteria established by the Trustees. These factors and criteria include, without limitation, the nature and duration of the restrictions on the disposition of the Restricted Security; market trading in the applicable company’s publicly traded stock (the “Reference Stock”); government and economic matters affecting China; earnings per share; free cash flows; debt levels; revenue growth; and, information regarding the applicable company and its business. Using these factors and criteria, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy. Using the Fair Value Pricing Instructions, the Adviser seeks to determine the price that is representative of the amount that the Fund might reasonably expect to receive for the Restricted Securities upon their current sale. Since the fair value of these Restricted Securities is determined pursuant to policies approved by the Trustees rather than by use of market prices, shareholders may receive more or less proceeds or shares from redemptions or purchases than they would if market prices were available for the Restricted Securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

360 Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

The following is a summary of the inputs used, as of January 31, 2013 in valuing the Fund’s investments carried at fair value:

Security Classification (a)	The USX China Fund
Level 1
Common Stock	$599,563
Short Term Investments	72,861
Total Level 1	$672,424

Level 2
Common Stock (b)	$3,512
Preferred Stock (b)	—
Warrants (b)	—
Total Level 2	$3,512

Level 3
Common Stock (b)	$157,856
Preferred Stock (b)	82,778
Warrants (b)	—
Total Level 3	$240,634
Total Investments	$916,570

(a)	For a detailed break-out by major industry classification of all securities held by the Fund please refer to the Schedule of Investments.
(b)
Certain securities and warrants are valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The sale of certain of these securities is restricted until certain regulatory filings are approved.

The following amounts were transfers in/(out) of Level 2 assets:

	Common Stock	Preferred Stock	Totals

Transfers into Level 2	$3,512	$-	$3,512
Transfers from Level 2	-	-	-
Net Transfers in/(out) of Level 2	$3,512	$-	$3,512

Transfers of $3,512 were made from Level 1 to Level 2 due to securities now being valued using other observable inputs instead of being valued using quoted prices in active markets. Transfers between levels are recognized as of the end of the reporting period.

The following is a reconciliation of assets for which level 3 inputs were used in determining value:

	Common Stock	Preferred Stock	Totals

Beginning Balance April 30, 2012	$500,776	$188,744	$689,520
Total Realized Gain/(Loss)	(277,682)	-	(277,682)
Change in unrealized depreciation	(2,385)	(105,966)	(108,351)
Cost of Purchases	2,531	-	2,531
Proceeds from Sales	(65,384)	-	(65,384)
Net transfers in/(out) of level 3	-	-	-
Ending balance January 31, 2013	$157,856	$82,778	$240,634

360 Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

The total change in unrealized depreciation attributable to level 3 investments still held at January 31, 2013 was as follows:

	Common Stock	Preferred Stock	Totals

Change in unrealized depreciation	$(159,426)	$(105,966)	$(265,392)

Significant unobservable inputs developed by the Adviser and approved by the Board of Trustees for material Level 3 investments as of January 31, 2013 are as follows:

Description	Fair Value at 1/31/2013	Percent of Net Assets	Valuation Techniques	Unobservable Inputs

Common Stock	$ 157,856	15.70%	(i) Most recent last trade price with significant volume, (ii) Cost less illiquidity discount, (iii) Calculated from reported data less illiquidity discount.	(i) Montoring of reported data, (ii) Illiquidity discount multipliers

Preferred Stock	82,778	8.23%	(i) Equivalent value of common shares using their most recent last trade price with significant volume, (ii) Calculated from reported data less illiquidity discount	(i) Montoring of reported data, (ii) Illiquidity discount multipliers

Tax Matters - For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at January 31, 2013 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$2,515,844	$24,769	$(1,624,043)	$(1,599,274)

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	March 27, 2013

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	March 27, 2013